Income Taxes (Components of Net Deferred Tax Assets) (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 53,950	$ 33,539
Tax credit carryforwards	3,590	3,549
Stock based compensation	4,676	8,322
Other	190	12
Licensing deduction deferral	8,919	8,682
Gross deferred tax assets	71,325	54,104
Valuation allowance	(71,325)	(54,104)
Net deferred tax asset	$ 0	$ 0